Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended		30 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Related Party Transactions [Abstract]
Expenses paid by related party	$ 609,728	$ 11,275	$ 621,003
Accounts Payable (related party)	102,749	$ 28,350	102,749
Accrued imputed interest	8,683		8,683
Notes payable (related party)	100		$ 100
Imputed interest	$ 11